Consolidated balance sheet (Narrative)	12 Months Ended
Dec. 31, 2020
Balance sheet
Disclosure of authorisation of financial statements	The Board of Directors approved the financial statements on pages 211 to 302 on 17 February 2021. Nigel Higgins Group Chairman James E Staley Group Chief Executive Tushar Morzaria Group Finance Director